Organization - IPO (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Oct. 16, 2015	Mar. 31, 2016
Organization
Proceeds from initial public offering, net		$ 19.5
Ordinary Shares
Organization
Share price (in dollars per share)	$ 10.00
Ordinary Shares | IPO
Organization
Number of shares in offering	2,500,000